CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical)	Mar. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Unitholders' capital: Units issued and outstanding (in shares)	199,330,596	177,364,558